Bank Loans and issuance of Debt Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 MXN ($) ktCO2e Airport	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	May 07, 2021 MXN ($)	Feb. 13, 2020 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities	$ 44,403,722,000	$ 36,903,722,000	$ 31,255,588,000
Repayment of principal of loan	13,982,903,000	$ 7,929,881,000	$ 2,244,132,000
Expenses recognized related to issuance of debt certificates	61,509,000
Restriction in sale or transfer of assets maximum	$ 1,000,000
Percentage of sustainability performance target achieved in reduction in absolute scope 1 and 2 GHG emissions	25.00%
Number of airports percentage of reduction achieved in absolute scope 1 and 2 GHG emissions | Airport	14
Sustainability performance target achieved in absolute scope 1 and 2 GHG emissions compared to 2019 | ktCO2e	45,795
Percentage of sustainability performance target achieved in reduction in absolute scope 1 and 2 GHG emissions compared to 2019	26.00%
Banco Santander Mexico, S.A [Member]
Disclosure of detailed information about borrowings [Line Items]
Repayment of principal of loan	$ 1,500,000,000
Unsecured Debt GAP-20 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities					$ 3,000,000,000
Maturity date	Feb. 06, 2025
Unsecured Debt GAP-21 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance of debt securities				$ 2,500,000,000
Maturity date	May 27, 2025